Income Taxes - Current and Deferred Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current income tax expense	$ 18,491	$ 36,846	$ 8,858
Deferred income tax expense (recovery) in respect of:
Origination & reversal of temporary differences	(55,248)	(64,271)	(8,633)
Change in tax rates during the period	0	(7,376)	(23,289)
Deferred tax expense (income)	(55,248)	(71,647)	(31,922)
Provision for (recovery of) income taxes	$ (36,757)	$ (34,801)	$ (23,064)